EQUITY (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 21, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Aug. 07, 2015	Jul. 29, 2015	Feb. 26, 2015	Jan. 20, 2015	Oct. 22, 2014	Aug. 20, 2014	Aug. 16, 2014	May 29, 2014	Apr. 24, 2014	Apr. 08, 2014	Jan. 15, 2014	Jan. 11, 2014	Oct. 07, 2013	Dec. 29, 2011
Option Indexed to Issuers Equity [Line Items]
Statutory Surplus Reserve, Minimum, Percentage		10.00%
Statutory Surplus Reserve, Maximum, Percentage		50.00%
Statutory Surplus Reserve, Required Minimum, Percentage		25.00%
Statutory Surplus Reserve, Appropriations		10.00%
Share-based Compensation Shares Issued Under Stock Option Plans Exercise Price Range Number of Issued Options					349,000	348,800			100,000	131,000	11,975						94,000	450,000
Share-based Compensation Shares Issued Under Stock Option Plans Exercise Price Range Issued Options Weighted Average Exercise Price (in dollars per share)					$ 1.64					$ 5.31							$ 2.30	$ 1.45
Share-based Compensation Arrangement by Share-based Payment Award Equity Instruments Options Nonvested Number		581,200
Share Based Compensation Shares Issued Under Stock Option Plans Exercise Price Range Value						$ 666,208			$ 531,000	$ 674,570	$ 72,808
Share based compensation shares issued on exercise of options								25,000				4,000		62,000		68,000
Security Purchase Agreement [Member]
Option Indexed to Issuers Equity [Line Items]
Warrants issued during period	220,410
Sale of Stock, Number of Shares Issued in Transaction	734,700
Sale of Stock, Price Per Share	$ 9.12
Sale of Stock, Consideration Received Per Transaction	$ 6,100,000
Investment Warrants, Exercise Price	$ 11.86
Security Purchase Agreement [Member] | Placement Agent Warrant [Member]
Option Indexed to Issuers Equity [Line Items]
Stock and Warrants Issued During Period, Value, Preferred Stock and Warrants	$ 73,470
Employee Stock Option [Member]
Option Indexed to Issuers Equity [Line Items]
Allocated Share-based Compensation Expense		$ 357,196	$ 160,613	$ 94,271
Investment Counseling And Financial Advisory Services [Member]
Option Indexed to Issuers Equity [Line Items]
Unregistered Common Stock Share Issued													40,000		40,000
Unregistered Common Stocks Fair Value Issued (in dollars)													$ 145,600		$ 145,600
Share-based Compensation Shares Issued Under Stock Option Plans Exercise Price Range Number of Issued Options									80,000
Share Based Compensation Shares Issued Under Stock Option Plans Exercise Price Range Value									$ 352,800
Investment Relationship Advisory Services [Member]
Option Indexed to Issuers Equity [Line Items]
Share-based Compensation Shares Issued Under Stock Option Plans Exercise Price Range Number of Issued Options							12,000
Share Based Compensation Shares Issued Under Stock Option Plans Exercise Price Range Value							$ 32,340